Portfolio of Investments
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	13,120,000	13,136,984
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,625,000	19,065,647
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	3,035,779
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	9,850,000	10,015,692
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,547,370
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.634%	4,000,000	3,972,612
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	257,346	257,545
Series 2019-B Class B
10/15/2026	3.150%	2,349,469	2,361,714
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	10,015,019
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,607,975
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	946,979
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.884%	10,800,000	10,800,551
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.604%	5,000,000	4,996,305
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.638%	8,000,000	7,979,072
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	1.438%	8,000,000	7,978,216
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	3,012,675
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	3,126,429	3,122,371
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	4,500,000	4,566,896
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	2,226,180	2,225,347
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,331,140
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,530,942
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	676,336
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.734%	3,025,000	3,025,079
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	5,068,023
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,542,215
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	2,400,000	2,398,196
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,671,272	1,725,818
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	1,625,000	1,629,917
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	4,750,000	4,745,845
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	4,850,000	4,982,771
Columbia Short Term Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldentTree Loan Management US CLO 1 Ltd.(a),(b),(c)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.400%	4,150,000	4,150,000
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,998,006
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.638%	5,500,000	5,500,412
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.292%	1,250,000	1,249,995
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.984%	5,550,000	5,553,996
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	750,000	757,912
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,235,431
Series 2020-2A Class B
09/16/2030	1.830%	7,500,000	7,549,063
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,661,986
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,036,693	2,079,838
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	5,450,000	5,449,554
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.838%	11,200,000	11,200,269
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	726,494	734,446
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	1.238%	5,000,000	5,001,480
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	4,447,955	4,459,047
Series 2021-HG1 Class A
01/16/2029	1.220%	10,275,000	10,262,970
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,625,000	1,623,212
Pagaya AI Debt Selection Trust(a),(d)
Series 2021-2 Class NOTE
01/25/2029	3.000%	8,500,000	8,627,500
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	0.955%	8,783,936	8,783,919
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	318,312	318,793
Series 2019-3A Class B
07/15/2025	3.590%	1,761,538	1,765,021
Series 2019-4A Class B
02/17/2026	3.200%	5,750,000	5,739,310
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	1.195%	2,961,982	2,962,142
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	1.634%	4,975,000	4,975,089
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.000%	7,500,000	7,506,750
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.584%	10,000,000	10,000,390
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	4,145,122
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,962,993
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,182,175	1,195,603

2	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	885,127	889,312
Series 2018-3A Class A
09/20/2035	3.690%	529,752	549,486
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	2,533,562	2,547,463
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	5,113,983	5,177,162
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	4,771,187	4,771,187
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,275,337	4,331,389
Series 2021-ST3 Class A
05/20/2027	2.000%	3,523,782	3,526,781
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	1,031,620	1,037,354
Series 2020-2 Class A
11/20/2030	2.309%	2,799,149	2,800,775
Series 2021-2 Class A
06/20/2031	0.910%	7,699,730	7,696,450
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,149,859
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,624,817
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,914,000	6,062,457
Total Asset-Backed Securities — Non-Agency (Cost $323,761,026)			325,915,772

Commercial Mortgage-Backed Securities - Non-Agency 11.9%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.523%	9,100,000	9,056,464
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.423%	11,500,000	11,485,789
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.323%	3,650,000	3,625,835
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.573%	1,975,000	1,948,276
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.323%	13,500,000	13,508,473
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.173%	5,950,000	5,951,860
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.323%	3,213,693	3,216,710
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.660%	2,180,000	2,174,551
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.960%	1,931,000	1,929,479
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.098%	5,900,000	5,874,208
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.373%	3,570,426	3,570,425
Extended Stay America Trust(a),(b),(c)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.925%	875,000	881,560
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	0.973%	2,396,064	2,395,834

Columbia Short Term Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.773%	8,608,435	8,616,407
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.323%	1,300,000	1,299,611
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	9,000,000	9,668,020
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,660,981
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.273%	3,000,000	3,029,989
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.823%	1,125,000	1,137,651
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,879,629	11,951,681
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	1,012,806
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	2,053,636
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,224,580
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	309,307
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	363,091
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.961%	8,200,000	8,692,004
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.948%	16,055,000	16,035,543
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.163%	1,600,000	1,552,004
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.300%	1,900,000	1,904,751
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.600%	1,575,000	1,578,939
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $139,144,096)			139,710,465

Corporate Bonds & Notes 33.0%

Aerospace & Defense 1.5%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,300,000	3,641,128
Boeing Co. (The)
02/01/2027	2.700%	3,500,000	3,616,654
General Dynamics Corp.
06/01/2026	1.150%	1,975,000	1,984,882
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,000,000	2,245,446
Northrop Grumman Corp.
08/01/2023	3.250%	1,500,000	1,587,033
02/01/2027	3.200%	2,000,000	2,177,863
TransDigm, Inc.(a)
12/15/2025	8.000%	701,000	757,280
03/15/2026	6.250%	865,000	912,409
TransDigm, Inc.
06/15/2026	6.375%	216,000	223,608
Total			17,146,303
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	527,000	559,484
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	387,000	416,636
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	392,673	421,447
United Airlines, Inc.(a)
04/15/2026	4.375%	266,000	275,373
Total			1,672,940
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	213,000	219,663
Clarios Global LP(a)
05/15/2025	6.750%	741,000	790,602

4	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
01/09/2022	3.219%	178,000	179,821
01/09/2023	3.087%	214,000	218,332
11/17/2023	3.370%	200,000	207,467
03/18/2024	5.584%	1,215,000	1,330,734
11/13/2025	3.375%	190,000	197,022
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	247,819	254,330
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,093,000	1,121,340
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	206,503
Total			4,725,814
Banking 6.8%
American Express Co.
07/30/2024	2.500%	2,500,000	2,634,765
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	1,150,000	1,178,312
Bank of America Corp.(g)
01/23/2026	3.366%	10,500,000	11,317,030
Bank of Montreal
12/08/2023	0.450%	1,940,000	1,940,711
Bank of New York Mellon Corp. (The)
04/26/2024	0.500%	2,000,000	1,997,288
Bank of Nova Scotia (The)
04/15/2024	0.700%	2,177,000	2,179,102
CIT Group, Inc.
08/01/2023	5.000%	416,000	449,734
Citigroup, Inc.(g)
05/01/2025	0.981%	8,130,000	8,150,244
Discover Bank
09/12/2024	2.450%	2,500,000	2,615,591
Goldman Sachs Group, Inc. (The)(g)
03/09/2027	1.431%	4,000,000	3,988,244
HSBC Holdings PLC(g)
05/24/2025	0.976%	3,950,000	3,947,869
JPMorgan Chase & Co.(g)
02/04/2027	1.040%	11,000,000	10,812,026
Lloyds Bank PLC
08/14/2022	2.250%	1,000,000	1,021,453
Morgan Stanley(g)
04/28/2026	2.188%	7,000,000	7,271,114
PNC Bank NA
02/23/2025	2.950%	1,950,000	2,092,581
Toronto-Dominion Bank (The)
06/03/2026	1.200%	2,050,000	2,054,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(g)
03/02/2027	1.267%	2,674,000	2,671,612
US Bank NA
01/21/2025	2.050%	2,000,000	2,087,473
Wells Fargo & Co.(g)
10/30/2025	2.406%	8,000,000	8,370,077
Westpac Banking Corp.
02/26/2024	3.300%	3,000,000	3,216,082
Total			79,996,238
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	575,000	603,058
JELD-WEN, Inc.(a)
05/15/2025	6.250%	294,000	313,713
Total			916,771
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	355,326
02/15/2026	5.750%	181,000	187,083
05/01/2026	5.500%	157,000	162,288
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	3,500,000	3,812,273
Comcast Corp.
04/15/2024	3.700%	2,500,000	2,709,671
CSC Holdings LLC
11/15/2021	6.750%	160,000	163,200
06/01/2024	5.250%	1,016,000	1,101,289
DISH DBS Corp.
07/15/2022	5.875%	267,000	278,447
03/15/2023	5.000%	151,000	158,256
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	549,000	568,123
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	288,467
07/15/2024	4.625%	922,000	946,687
07/15/2026	5.375%	191,000	197,121
Videotron Ltd.
07/15/2022	5.000%	239,000	248,592
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	277,000	286,048
Total			11,462,871
Chemicals 0.5%
DowDuPont, Inc.
11/15/2023	4.205%	1,000,000	1,082,615

Columbia Short Term Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%	724,000	726,522
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	205,000	207,071
Ingevity Corp.(a)
02/01/2026	4.500%	505,000	513,901
LYB International Finance III LLC
10/01/2025	1.250%	2,465,000	2,462,004
PQ Corp.(a)
12/15/2025	5.750%	171,000	175,418
SPCM SA(a)
09/15/2025	4.875%	309,000	316,294
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	452,000	479,120
Total			5,962,945
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
05/17/2024	0.450%	1,001,000	998,636
John Deere Capital Corp.
06/07/2024	0.450%	1,000,000	997,248
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	647,000	665,848
Total			2,661,732
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/2022	3.500%	362,000	369,263
APX Group, Inc.
12/01/2022	7.875%	446,000	447,659
11/01/2024	8.500%	301,000	314,840
Uber Technologies, Inc.(a)
05/15/2025	7.500%	898,000	968,964
Total			2,100,726
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	314,000	336,417
Mattel, Inc.(a)
12/31/2025	6.750%	94,000	98,760
04/01/2026	3.375%	105,000	108,852
Newell Brands, Inc.
06/01/2025	4.875%	334,000	370,070
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	227,682
Total			1,141,781
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.0%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	191,000	196,133
Carrier Global Corp.
02/15/2025	2.242%	3,585,000	3,729,766
CFX Escrow Corp.(a)
02/15/2026	6.375%	615,000	650,222
Gates Global LLC/Co.(a)
01/15/2026	6.250%	694,000	727,766
Honeywell International, Inc.
06/01/2025	1.350%	1,253,000	1,277,200
Resideo Funding, Inc.(a)
11/01/2026	6.125%	809,000	853,291
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,500,000	2,500,616
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	429,000	460,136
WESCO Distribution, Inc.
06/15/2024	5.375%	229,000	232,078
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	996,000	1,076,462
Total			11,703,670
Electric 2.7%
American Electric Power Co., Inc.
11/01/2025	1.000%	2,000,000	1,984,689
Calpine Corp.(a)
06/01/2026	5.250%	294,000	302,397
Clearway Energy Operating LLC
09/15/2026	5.000%	354,000	363,849
Dominion Energy, Inc.
10/01/2025	3.900%	2,000,000	2,211,698
DTE Energy Co.
06/01/2025	1.050%	2,000,000	1,996,750
Duke Energy Corp.
09/15/2025	0.900%	2,000,000	1,980,235
Emera U.S. Finance LP
06/15/2026	3.550%	2,000,000	2,187,170
Eversource Energy
08/15/2025	0.800%	2,000,000	1,973,939
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,940,096
NextEra Energy Capital Holdings, Inc.
04/01/2024	3.150%	1,445,000	1,537,079

6	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	912,000	961,726
10/15/2026	3.875%	166,000	175,432
NRG Energy, Inc.
05/15/2026	7.250%	573,000	595,220
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,000,000	2,014,838
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,500,000	2,688,576
Southern Co. (The)
03/15/2028	1.750%	3,000,000	2,970,234
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	752,000	774,335
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	282,707
WEC Energy Group, Inc.
03/15/2024	0.800%	2,029,000	2,034,255
Xcel Energy, Inc.
10/15/2023	0.500%	1,500,000	1,499,758
Total			31,474,983
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	983,000	1,023,498
08/01/2025	3.750%	269,000	276,353
12/15/2026	5.125%	335,000	354,364
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	488,000	503,976
Total			2,158,191
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	5,500,000	6,000,464
Navient Corp.
01/25/2022	7.250%	267,000	276,576
01/25/2023	5.500%	318,000	335,267
10/25/2024	5.875%	149,000	161,083
06/25/2025	6.750%	159,000	175,987
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	253,000	257,058
SLM Corp.
10/29/2025	4.200%	192,000	206,359
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	561,920
Total			7,974,714
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.8%
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	3,500,000	3,984,955
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	44,616
B&G Foods, Inc.
04/01/2025	5.250%	309,000	317,702
Bacardi Ltd.(a)
05/15/2025	4.450%	3,900,000	4,329,447
Conagra Brands, Inc.
11/01/2027	1.375%	2,300,000	2,244,594
Diageo Capital PLC
09/29/2025	1.375%	2,500,000	2,541,107
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	399,000	411,537
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	484,000	500,612
11/01/2026	4.875%	322,000	332,866
Mondelez International, Inc.
05/04/2025	1.500%	1,500,000	1,525,341
PepsiCo, Inc.
10/07/2023	0.400%	1,000,000	1,000,820
Performance Food Group, Inc.(a)
06/01/2024	5.500%	305,000	305,535
05/01/2025	6.875%	419,000	448,738
Tyson Foods, Inc.
08/15/2024	3.950%	2,500,000	2,719,825
US Foods, Inc.(a)
04/15/2025	6.250%	707,000	750,131
Total			21,457,826
Gaming 0.6%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	403,000	443,849
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	555,000	584,831
07/01/2025	6.250%	852,000	903,736
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	252,067
International Game Technology PLC(a)
02/15/2025	6.500%	403,000	450,907
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	553,960
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	321,000	342,838
MGM Resorts International
03/15/2023	6.000%	364,000	389,244

Columbia Short Term Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,209,000	1,248,054
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	116,000	120,311
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	386,291
12/01/2026	4.250%	273,000	283,783
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	347,374
03/01/2025	5.500%	219,000	235,701
Total			6,542,946
Health Care 1.5%
Becton Dickinson and Co.
06/06/2024	3.363%	3,500,000	3,749,651
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	831,000	844,222
Cigna Corp.
07/15/2023	3.000%	2,500,000	2,617,281
CVS Health Corp.
08/15/2024	2.625%	3,750,000	3,959,539
HCA, Inc.
02/01/2025	5.375%	638,000	719,623
02/15/2026	5.875%	250,000	289,289
Indigo Merger Sub, Inc.(a),(c)
07/15/2026	2.875%	930,000	944,709
IQVIA, Inc.(a)
10/15/2026	5.000%	310,000	320,758
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	604,000	635,203
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	314,000	337,023
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	102,000	106,544
Select Medical Corp.(a)
08/15/2026	6.250%	1,239,000	1,319,843
Tenet Healthcare Corp.
07/15/2024	4.625%	924,000	937,539
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	597,000	612,666
04/01/2025	7.500%	242,000	261,083
01/01/2026	4.875%	309,000	320,080
Total			17,975,053
Healthcare Insurance 0.3%
Anthem, Inc.
01/15/2025	2.375%	2,000,000	2,094,090
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a)
08/15/2026	5.375%	156,000	163,036
UnitedHealth Group, Inc.
02/15/2023	2.750%	1,100,000	1,136,309
Total			3,393,435
Home Construction 0.1%
Lennar Corp.
01/15/2022	4.125%	284,000	286,844
11/15/2024	5.875%	197,000	223,913
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	402,596
03/01/2024	5.625%	360,000	391,580
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	171,287
Total			1,476,220
Independent Energy 0.8%
Apache Corp.
11/15/2025	4.625%	487,000	524,778
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	2,177,481
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	44,000	44,063
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	358,000	370,426
Devon Energy Corp.(a)
09/15/2024	5.250%	491,000	547,197
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	587,000	629,028
01/30/2026	5.500%	176,000	182,743
EQT Corp.
10/01/2022	3.000%	243,000	248,001
EQT Corp.(a)
05/15/2026	3.125%	277,000	283,789
Murphy Oil Corp.
08/15/2024	6.875%	162,000	165,707
Occidental Petroleum Corp.
08/15/2024	2.900%	106,000	108,388
06/15/2025	3.500%	204,000	208,669
12/01/2025	5.500%	643,000	710,476
Pioneer Natural Resources Co.
05/15/2023	0.550%	1,222,000	1,222,783
Range Resources Corp.
08/15/2022	5.000%	146,000	149,532
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,000,000	2,133,725
Total			9,706,786

8	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
BP Capital Markets PLC
02/10/2024	3.814%	1,720,000	1,860,869
Cenovus Energy, Inc.
04/15/2027	4.250%	2,350,000	2,627,740
Total			4,488,609
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	376,000	409,693
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	393,000	397,170
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	447,518
Cinemark USA, Inc.(a)
05/01/2025	8.750%	367,000	401,543
03/15/2026	5.875%	205,000	215,023
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	654,000	665,614
03/15/2026	5.625%	240,000	250,278
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	393,000	453,402
07/01/2026	4.250%	130,000	129,837
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	605,000	610,897
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	139,000	149,800
Vail Resorts, Inc.(a)
05/15/2025	6.250%	374,000	400,226
Total			4,531,001
Life Insurance 0.8%
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,500,000	1,634,224
Metropolitan Life Global Funding I(a)
07/02/2025	0.950%	3,500,000	3,496,855
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	3,047,000	3,333,447
Principal Life Global Funding II(a)
04/12/2024	0.750%	1,200,000	1,199,812
Total			9,664,338
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	428,000	450,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
Discovery Communications LLC
06/15/2025	3.950%	3,000,000	3,289,525
iHeartCommunications, Inc.
05/01/2026	6.375%	814,000	866,012
Netflix, Inc.
02/15/2022	5.500%	160,000	164,593
03/01/2024	5.750%	272,000	305,197
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	133,517
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	858,000	910,605
TEGNA, Inc.(a)
03/15/2026	4.750%	150,000	159,815
Univision Communications, Inc.(a)
05/01/2025	9.500%	210,000	231,604
Walt Disney Co. (The)
08/30/2024	1.750%	1,000,000	1,033,227
Total			7,094,095
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	529,000	553,802
Commercial Metals Co.
05/15/2023	4.875%	215,000	227,249
Constellium NV(a)
02/15/2026	5.875%	373,000	384,022
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	442,020
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	490,000	492,328
Novelis Corp.(a)
09/30/2026	5.875%	891,000	927,653
Total			3,027,074
Midstream 2.1%
Buckeye Partners LP
07/01/2023	4.150%	114,000	118,154
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	239,345
Cheniere Energy Partners LP
10/01/2026	5.625%	438,000	454,426
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	538,850
Enbridge, Inc.
12/01/2026	4.250%	1,952,000	2,202,910

Columbia Short Term Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
02/15/2025	3.750%	2,110,000	2,300,294
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	361,053
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	2,500,000	2,695,387
MPLX LP
12/01/2024	4.875%	2,500,000	2,800,109
NuStar Logistics LP
02/01/2022	4.750%	287,000	289,888
10/01/2025	5.750%	302,000	328,555
06/01/2026	6.000%	332,000	361,208
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,000,000	3,370,404
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	87,972
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	2,300,000	2,300,378
Sunoco LP/Finance Corp.
02/15/2026	5.500%	236,000	243,177
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	438,000	459,555
Western Midstream Operating LP
02/01/2025	4.350%	1,998,000	2,111,024
Williams Companies, Inc. (The)
06/15/2027	3.750%	3,000,000	3,330,894
Total			24,593,583
Natural Gas 0.6%
NiSource Finance Corp.
05/15/2027	3.490%	3,400,000	3,740,468
Sempra Energy
06/15/2024	3.550%	2,800,000	3,013,796
Total			6,754,264
Oil Field Services 0.0%
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	101,500	98,835
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	358,000	384,061
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	343,000	363,147
Total			747,208
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
Hospitality Properties Trust
06/15/2023	4.500%	265,000	271,249
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	369,000	370,777
10/01/2025	5.250%	75,000	76,357
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	304,000	329,433
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	325,000	328,372
Total			1,376,188
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	448,000	462,258
04/30/2025	5.250%	863,000	904,920
Berry Global, Inc.
07/15/2023	5.125%	242,000	242,259
Berry Global, Inc.(a)
02/15/2026	4.500%	448,000	458,140
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	398,199
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	386,861
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	921,000	967,063
Total			3,819,700
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2026	3.200%	5,500,000	5,961,407
Amgen, Inc.
05/22/2024	3.625%	2,500,000	2,691,707
AstraZeneca Finance LLC
05/28/2026	1.200%	3,275,000	3,263,602
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	561,000	574,843
11/01/2025	5.500%	186,000	190,831
12/15/2025	9.000%	230,000	246,557
04/01/2026	9.250%	439,000	477,436
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,238,000	1,320,190
Gilead Sciences, Inc.
09/29/2023	0.750%	2,500,000	2,501,820
Total			17,228,393

10	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.7%
American International Group, Inc.
04/01/2026	3.900%	3,000,000	3,348,944
Chubb INA Holdings, Inc.
05/15/2024	3.350%	2,300,000	2,479,928
Loews Corp.
05/15/2023	2.625%	1,644,000	1,703,132
Radian Group, Inc.
10/01/2024	4.500%	160,000	171,374
03/15/2025	6.625%	423,000	477,955
Total			8,181,333
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	2,640,000	2,841,787
Union Pacific Corp.
06/08/2023	3.500%	760,000	804,260
Total			3,646,047
Refining 0.3%
Phillips 66
02/15/2026	1.300%	3,000,000	3,000,693
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	119,000	120,346
04/15/2025	5.750%	513,000	543,276
IRB Holding Corp.(a)
06/15/2025	7.000%	1,045,000	1,128,365
Yum! Brands, Inc.(a)
04/01/2025	7.750%	171,000	186,374
Total			1,978,361
Retailers 0.2%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	855,000	904,905
Lowe’s Companies, Inc.
09/15/2024	3.125%	1,000,000	1,071,118
Penske Automotive Group, Inc.
09/01/2025	3.500%	338,000	350,062
Total			2,326,085
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	86,000	88,096
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	336,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	190,144
03/15/2026	3.250%	568,000	578,323
Total			1,193,263
Technology 1.8%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	303,000	324,298
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,000,000	3,315,659
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	186,000	194,765
Camelot Finance SA(a)
11/01/2026	4.500%	335,000	350,279
CommScope Finance LLC(a)
03/01/2024	5.500%	392,000	403,588
Fidelity National Information Services, Inc.
03/01/2026	1.150%	2,500,000	2,480,241
Microchip Technology, Inc.(a)
02/15/2024	0.972%	3,000,000	2,999,431
Microchip Technology, Inc.
09/01/2025	4.250%	351,000	368,651
NCR Corp.(a)
04/15/2025	8.125%	839,000	916,033
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,000,000	3,162,896
Oracle Corp.
07/08/2024	3.400%	2,500,000	2,680,488
PTC, Inc.(a)
02/15/2025	3.625%	237,000	244,076
RELX Capital, Inc.
03/16/2023	3.500%	1,500,000	1,573,627
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	661,000	690,707
Square, Inc.(a)
06/01/2026	2.750%	577,000	587,041
Symantec Corp.(a)
04/15/2025	5.000%	402,000	407,106
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	540,000	568,600
Total			21,267,486
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,756,823

Columbia Short Term Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.6%
Altice France SA(a)
05/01/2026	7.375%	417,000	433,490
American Tower Corp.
07/15/2027	3.550%	3,500,000	3,842,822
SBA Communications Corp.
09/01/2024	4.875%	243,000	247,255
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	270,965
Sprint Corp.
09/15/2023	7.875%	755,000	858,283
06/15/2024	7.125%	442,000	510,839
T-Mobile USA, Inc.
02/15/2026	2.250%	213,000	214,857
04/15/2026	2.625%	322,000	329,248
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	285,000	287,482
Total			6,995,241
Wirelines 0.8%
AT&T, Inc.
02/01/2028	1.650%	4,000,000	3,970,234
CenturyLink, Inc.
03/15/2022	5.800%	466,000	479,943
04/01/2024	7.500%	126,000	141,479
04/01/2025	5.625%	254,000	275,400
Telefonica Emisiones SAU
04/27/2023	4.570%	1,500,000	1,606,471
Verizon Communications, Inc.
03/22/2028	2.100%	3,100,000	3,165,651
Total			9,639,178
Total Corporate Bonds & Notes (Cost $381,708,860)			386,510,530

Foreign Government Obligations(h) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	105,000	112,171
Morocco 0.0%
Morocco Government AID Bond(b),(d),(i)
6-month USD LIBOR + 0.000% 05/01/2023	0.156%	170,000	167,875
Total Foreign Government Obligations (Cost $278,826)			280,046

Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	27,566	28,716
01/01/2023- 10/01/2024	4.500%	21,309	22,340
03/01/2025- 04/01/2026	4.000%	18,510	19,689
11/01/2025- 07/01/2026	3.500%	5,819	6,217
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.533% 03/01/2034	2.350%	115,999	116,041
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	2.735%	1,747	1,755
12-month USD LIBOR + 1.711% Cap 11.074% 08/01/2036	2.260%	29,459	31,195
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.140%	5,314	5,342
Federal National Mortgage Association
03/01/2023	5.000%	413	429
03/01/2024- 06/01/2026	4.000%	20,526	21,822
12/01/2025- 09/01/2026	3.500%	6,036	6,451
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	21,919	22,063
12-month USD LIBOR + 1.485% Floor 1.485%, Cap 11.860% 09/01/2037	2.110%	11,358	11,299
Federal National Mortgage Association(e)
CMO Series 2003-W11 Class A1
06/25/2033	3.083%	5,974	6,071
Government National Mortgage Association
09/20/2021	6.000%	385	385
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	2.000%	10,556	10,952
Uniform Mortgage-Backed Security TBA(c)
07/19/2036	2.500%	32,800,000	34,201,688
Total Residential Mortgage-Backed Securities - Agency (Cost $34,549,469)			34,512,455

12	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 25.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.572%	10,491	10,463
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	897,545	902,550
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,241,846
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	1,288,361	1,290,352
CMO Series 2019-2 Class A3
03/25/2049	3.833%	1,261,623	1,278,981
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,122,664	1,148,444
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.392%	222,526	222,526
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.292%	5,345,000	5,406,556
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.942%	1,925,000	1,963,888
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	3,000,000	3,087,228
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	2,112,257	2,123,178
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	7,498,825	7,493,522
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.560%	1,547,045	1,547,149
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.327%	1,200,000	1,200,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.176%	6,106,133	6,063,036
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	4,035,740	4,034,616
Cityscape Home Equity Loan Trust(d),(i),(j)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,834,653	2,839,077
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	6,067,204	6,085,662
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	3,650,725	3,696,870
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	8,760,087	8,980,750
CSMC Trust(a),(e)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	4,040,146	4,029,755
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,324,112	3,383,001
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	2,500,000	2,505,431
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.992%	2,964,000	2,959,217
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.792%	2,290,199	2,301,144
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.918%	1,540,938	1,541,742
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.718%	3,475,000	3,473,084
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.092%	2,217,828	2,230,888

Columbia Short Term Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.118%	919,920	920,498
GCAT LLC(a),(e)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	4,813,033	4,858,462
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	2,793,872	2,809,923
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	2,002,157
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.394%	6,276,000	6,358,824
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.642%	3,900,000	3,940,085
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	2,657,042	2,693,708
Homeward Opportunities Fund I Trust(a),(e)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	2,922,775	2,923,741
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,792,245	1,816,750
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,744,263	3,739,337
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	7,471,164	7,479,024
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.442%	2,300,000	2,299,695
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	2,792,588	2,801,415
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	5,425,000	5,425,337
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.860%	11,500,000	11,501,435
MRA Issuance Trust(a),(b),(d),(i)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.450%	5,000,000	5,000,000
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.700%	5,700,000	5,700,000
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	2,418,371	2,417,700
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,649,811	2,685,272
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,008,103	2,027,069
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.492%	100,817	100,919
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.668%	2,375,000	2,387,442
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,835,750	1,849,292
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	7,034,723	7,072,956
Preston Ridge Partners LLC(a),(e)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	5,155,983	5,169,334
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,277,531	3,275,695
CMO Series 2021-4 Class A1
04/25/2026	1.867%	9,173,180	9,159,662
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,947,295	4,937,272

14	Columbia Short Term Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	3,813,646	3,850,813
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,818,441	2,817,837
Pretium Mortgage Credit Partners I LLC(a),(d),(e),(i)
CMO Series 2021-NPL2 Class A1
06/27/2024	1.992%	2,500,000	2,500,000
PRPM LLC(a),(e)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,433,126	3,462,546
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.042%	2,125,000	2,117,553
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	4,012,019	4,058,961
CMO Series 2019-1 Class A3
06/25/2049	3.299%	3,537,594	3,535,051
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	1,798,119	1,824,555
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,756,909
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,159,815	1,164,558
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,660,811
Towd Point HE Trust(a),(e)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,164,415
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	1,969,479	1,980,879
VCAT LLC(a),(e)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	922,540	925,015
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	6,288,998	6,284,418
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	2,406,961	2,407,853
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,086,143	3,087,745
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	12,145,913	12,147,988
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	9,486,159	9,469,986
Verus Securitization Trust(a),(e)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,548,830
CMO Series 2020-2 Class A1
05/25/2060	2.743%	1,771,463	1,789,623
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	2,939,093	2,951,343
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,322,877	2,388,921
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	11,403,490	11,495,394
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $295,316,431)			295,785,965

U.S. Treasury Obligations 1.0%

U.S. Treasury
03/31/2024	2.125%	11,175,000	11,700,574
Total U.S. Treasury Obligations (Cost $11,751,751)			11,700,574

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.051%(k),(l)	28,346,722	28,343,888
Total Money Market Funds (Cost $28,343,825)		28,343,888
Total Investments in Securities (Cost: $1,214,854,284)		1,222,759,695
Other Assets & Liabilities, Net		(53,166,086)
Net Assets		1,169,593,609

At June 30, 2021, securities and/or cash totaling $496,975 were pledged as collateral.
Columbia Short Term Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, June 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,335	09/2021	USD	294,127,617	—	(395,441)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,000)	09/2021	USD	(123,429,688)	177,787	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2021, the total value of these securities amounted to $857,873,964, which represents 73.35% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2021, the total value of these securities amounted to $13,367,876, which represents 1.14% of total net assets.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2021, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at June 30, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.051%
	27,869,716	217,612,418	(217,138,247)	1	28,343,888	—	3,983	28,346,722
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Short Term Bond Fund | Quarterly Report 2021

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